Inx Token Liability	12 Months Ended
Dec. 31, 2023
Inx Token Liability [Abstract]
INX TOKEN LIABILITY

NOTE 14: INX TOKEN LIABILITY

Based on the terms of the INX Token, as described in Note 1, the INX Token is a hybrid financial instrument and is accounted for as a financial liability. The number of INX Tokens that the Company has issued as of December 31, 2023 and 2022, or has an obligation to issue is as follows:

	December 31, 2023	December 31, 2022
Total number of INX Tokens	135,570,986	133,410,776

INX Token liability	$54,120	$56,847

The Company’s significant shareholder is Triple-V, wholly owned by Mr. Shy Datika, the CEO of the Company, who, as of December 31, 2023 on a combined basis, owns 5.5 percent of the outstanding INX Tokens.

During the year ended on December 31, 2022, the Company granted 168,000 INX Tokens to a service provider and employees and recorded a corresponding expense of $29. Additionally, 2,534,618 INX Token warrants were exercised.

During the year ended on December 31, 2023, the Company granted 11,000 INX Tokens to a service provider and an advisor, and recorded a corresponding expense of $6. Additionally, 2,149,210 INX Token warrants were exercised.

On August 9, 2023, INX’s Board of Directors authorized the management to repurchase INX Tokens (the “Repurchased Tokens”) from their holders as the management deems required or desirable for the benefit of INX, provided that the aggregate purchase amount of Repurchased Tokens and common shares of the Parent Company repurchased through August 10, 2024 will not exceed $5,000. Such repurchase shall be subject to the provisions of any applicable laws and regulations, and to the advice of the Company’s legal advisors. As of December 31, 2023, there were no repurchases of the INX Tokens by the Company.

The fair value of INX Tokens free of, or subject to lock-up agreements and the discount rates applied as of December 31, 2023, are as follows:

	Discount rate	Number of INX Tokens	Total fair value

Not subject to lock-up	0%	133,293,902	$53,317
Subject to lock-up through January 2024	4.05%	150,000	58
Subject to lock-up through February 2024	7.22-7.89%	600,000	222
Subject to lock-up through July 2024	14.35%	1,527,084	523
Total		135,570,986	$54,120

The fair value of INX Tokens free of, or subject to lock-up agreements and the discount rates applied as of December 31, 2022, are as follows:

	Discount rate	Number of INX Tokens	Total fair value

Not subject to lock-up	0%	122,716,614	$52,768
Subject to lock-up through February-April 2023	6%-9.3%	9,082,078	3,554
Subject to lock-up through May 2023	10.05-10.22%	82,000	31
Subject to lock-up through June 2023	10.52%	3,000	1
Subject to lock-up through July 2024	24.99%	1,527,084	493

Total		133,410,776	$56,847

The fair value per INX Token as of December 31, 2023 and 2022, for tokens that are not subject to lock-up agreement was $0.40 and $0.43 respectively, based on the closing market price. The level in the fair value hierarchy is level 1.

For INX Tokens which are subject to lock-up agreement, the Company used the Finnerty model to determine the discount rates applying for such INX Tokens during their lock-up agreements. Significant inputs and assumptions are volatility and the period under the lock up, as follows:

	December 31, 2023	December 31, 2022

Expected term (years)	0.04-0.53	0.13-1.53
Expected volatility	89.05%-90.16%	71.56%-103.37%

The level in the fair value hierarchy applied to tokens under lock-up agreements is level 2.

For the years ended December 31, 2023 and 2022, the re-measurement to fair value of the INX Token liability with respect to INX Tokens issued by the Company resulted in unrealized gain of $3,775 and $226,044, respectively, and unrealized loss of $161,173 for the year ended December 31, 2021, which were recorded in profit or loss.

The changes in the fair value of the INX Token liability attributable to changes in credit risk, excluding those changes in credit risk attributable to the embedded derivative, are immaterial for all reported periods and therefore no amounts have been included in other comprehensive income with respect of the credit risk.